Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,122,597.10
Total Fee Amount	845.53
Total Offset Amount	0.00
Net Fee	$ 845.53
Offering Table N/A
Offset Table N/A	N/A